Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 168,534	$ 320,360
Marketable securities	6,898	12,646
Accounts receivable, net	45,817	31,202
Inventories	72,443	57,458
Prepaid expenses	6,508	4,814
Deferred income taxes	10,749	30,145
Current assets held for sale	142,015	166,484
Other current assets	52,351	29,036
Total current assets	505,315	652,145
Property, plant and equipment, net	70,515	41,482
Goodwill	118,263	32,414
Intangible assets, net	39,420	18,684
Marketable securities	7,650	0
Deferred income taxes	1,632	1,251
Other assets held for sale	132,443	129,730
Other assets	132,213	77,747
Total assets	1,007,451	953,453
Current liabilities:
Accounts payable	3,913	4,676
Accrued expenses and other current liabilities	80,117	38,763
Current portion of long-term obligations	4,174	0
Current liabilities held for sale	31,221	32,993
Total current liabilities	119,425	76,432
Long-term debt and capital lease obligations	271,227	258,485
Deferred income taxes	20,620	8,152
Other liabilities held for sale	1,399	2,031
Other liabilities	135,066	84,912
Total liabilities	547,737	430,012
Commitments and contingencies (Note 19)
Stockholders' equity:
Common stock, $.01 par value, authorized: 100,000,000 shares; issued and outstanding: 47,993,765 shares at December 31, 2013 and 39,703,358 shares at December 31, 2012	473	389
Additional paid-in capital	656,770	442,055
Accumulated Other Comprehensive Income (Loss), Net of Tax	17,953	22,534
Retained earnings	(215,482)	58,463
Total stockholders' equity	459,714	523,441
Total liabilities and stockholders' equity	$ 1,007,451	$ 953,453